Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Provision (Tables) [Line Items]
Schedule of Net Deferred Tax Assets	The tax effects of temporary differences and carryovers that give rise to significant components of net deferred tax assets are as follows.
Deferred Tax Assets	2022	2021
	(in thousands)
NOL Carryforward	$10,745	$7,417
Capital Loss Carryforward	104	104
Stock Compensation	100	88
Interest Expenses	3,026	820
Lease Liabilities	1,907	—
Asset basis differences	582	656
Total Deferred Tax Assets	16,464	9,085
Less: Valuation Allowance	$(14,558)	$(9,085)
Net Deferred Tax Assets	1,906	—
Deferred tax liabilities
Right of use assets	(1,907)	—
Net deferred tax assets (liabilities)	—	—

Schedule of Reconciliation Between the Effective Tax Rate on Income from Continuing Operations	Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:
Rate Reconciliation	2022	2021
Book Loss Before Tax	$(36,279)	$(18,415)
US Federal Tax: 21%	(7,619)	(3,867)
State Taxes, net of federal income tax effect: 12.60%	—	—
Tax Effect of:
Permanent Differences	2,577	—
Reversal/Addition of the Prior year tax	578	(2,039)
Tax rate change	—	—
Expiration of Unused Capital Loss Carryforward	—	—
Change in valuation allowance	5,473,	5,707
Foreign tax rate differential	(1,004)	199
Provision For Income Taxes	$5	$—

Schedule of Leased Assets, and Deferred Tax Assets Related to Corresponding Lease Liabilities	Significant components of such assets and liabilities are as follows
Netherlands	$596 thousand

Poland	$993 thousand

USA	$175 thousand

Other	$143 thousand

Clean Earth Acquisitions Corp [Member]
Income Tax Provision (Tables) [Line Items]
Schedule of Net Deferred Tax Assets	The following presents the Company’s net deferred tax assets at December 31, 2022. The income tax provision for the period from May 14, 2021 (inception) through December 31, 2021 was deemed to be de minimis.
December 31,
2022
Capitalized start-up costs	$499,651
Net operating loss carryforward	—
Total deferred tax assets	499,651
Valuation allowance	(499,651)
Deferred tax assets	$—

Schedule of Income Tax Provision	The following presents the components of the income tax provision for the year ended December 31, 2022. The income tax provision for the period from May 14, 2021 (inception) through December 31, 2021 was deemed to be de minimis.
December 31,
2022
Current - Federal	$647,731
Current - State	—
Deferred - Federal	(499,117)
Deferred - State	—
Change in Valuation Allowance	499,117
Income Tax Provision	$647,731

Schedule of Federal Income Tax Rate	The following presents the reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022. The income tax provision for the period from May 14, 2021 (inception) through December 31, 2021 was deemed to be de minimis.
December 31,
2022
Statutory U.S. federal income tax rate	21.00%
Change in valuation allowance	70.53%
Income tax provision	91.53%

Schedule of the Valuation Allowance	The following presents the Company’s valuation allowance for the year ended December 31, 2022. The income tax provision for the period from May 14, 2021 (inception) through December 31, 2021 was deemed to be de minimis.
December 31,
2022
Valuation allowance at beginning of year	$534
Increases recorded to income tax provision	499,117
Decreases recorded to income tax provision	—
Valuation allowance at end of year	$499,651